INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of U.S. and foreign earnings from continuing operations before income taxes and noncontrolling interest

        U.S. and foreign earnings from continuing operations before income taxes and noncontrolling interest are as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
U.S.	$90,939	$100,265	$112,620
Foreign	25,396	26,734	14,574

Total	$116,335	$126,999	$127,194

Schedule of components of the provision for income taxes attributable to continuing operations

        The components of the provision for income taxes attributable to continuing operations are as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Current income tax provision
Federal	$29,148	$28,671	$38,832
State	5,592	5,400	3,808
Foreign	3,655	3,831	4,341

Current income tax provision	38,395	37,902	46,981

Deferred income tax provision (benefit)
Federal	698	3,609	(506)
State	778	914	(1,759)
Foreign	1,216	2,626	696

Deferred income tax provision (benefit)	2,692	7,149	(1,569)

Income tax provision	$41,087	$45,051	$45,412

Schedule of the tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

        The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are presented below (in thousands)

	December 31,
	2015	2014
Deferred tax assets:
Deferred revenue	$30,384	$34,278
Provision for accrued expenses	6,144	5,666
Non-cash compensation	8,159	6,552
Net operating loss and tax credit carryforwards	646	1,534
Other	1,601	916

Total deferred tax assets	46,934	48,946
Less valuation allowance	(247)	(234)

Net deferred tax assets	46,687	48,712

Deferred tax liabilities:
Intangible and other assets	(103,383)	(102,594)
Deferred membership costs	(6,165)	(6,951)
Property and equipment	(9,457)	(10,270)
Investments in unconsolidated entities	(3,359)	(2,594)
Installment sales of vacation ownership interests	(1,846)	(1,054)
Other	(1,620)	(1,565)

Total deferred tax liabilities	(125,830)	(125,028)

Net deferred tax liability	$(79,143)	$(76,316)

Schedule of reconciliation of total income tax provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes and noncontrolling interest

        A reconciliation of total income tax provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes and noncontrolling interest is shown as follows (in thousands, except percentages):

	Year Ended December 31,
	2015		2014		2013
	Amount	%	Amount	%	Amount	%
Income tax provision at the federal statutory rate of 35%	$40,717	35.0	$44,450	35.0	$44,518	35.0
State income taxes, net of effect of federal tax benefit	4,140	3.5	4,104	3.2	1,332	1.1
Foreign income taxed at a different statutory tax rate	(4,049)	(3.5)	(3,048)	(2.4)	(1,240)	(1.0)
U.S. tax consequences of foreign operations	82	0.1	(47)	(0.0)	181	0.1
Other, net	197	0.2	(408)	(0.3)	621	0.5

Income tax provision	$41,087	35.3	$45,051	35.5	$45,412	35.7

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest, is as follows (in thousands):

	December 31,
	2015	2014	2013
Balance at beginning of year	$257	$509	$662
Additions for tax positions of prior years	311	33	1,167
Reductions for tax positions of prior years	—	—	(1,150)
Expiration of applicable statute of limitations	(119)	(285)	(170)

Balance at end of year	$449	$257	$509